Goodwill (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill
Schedule of changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2016 and 2017 were as follows:

	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total
	(in millions of RMB)
Balance as of April 1, 2015	16,297	368	20,498	4,770	41,933
Additions	49,926	—	797	—	50,723
Deconsolidation of a subsidiary (Note 4(j))	—	—	(10,556)	—	(10,556)
Impairment	—	—	(361)	(94)	(455)

Balance as of March 31, 2016	66,223	368	10,378	4,676	81,645
Additions	13,298	—	30,110	—	43,408
Foreign currency translation adjustments	334	—	33	—	367

Balance as of March 31, 2017	79,855	368	40,521	4,676	125,420